LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES
LEASE LIABILITIES

17.  LEASE LIABILITIES

Changes in lease liabilities are as follows:

	2021	2020
Balance at beginning of year	$142.3	$114.2
Lease obligations financing right-of-use assets	50.9	67.5
Repayments	(39.4)	(39.4)
	153.8	142.3
Less current portion	(35.0)	(32.0)
	$118.8	$110.3

Lease liabilities with affiliated corporations amounted to $25.9 million as of December 31, 2021 ($26.3 million in 2020).

Interest rates on lease liabilities ranged from 1.9%to 8.5% as of December 31, 2021 and 2020.

Repayments of lease liabilities over the coming years are as follows:

2022	$35.0
2023	32.4
2024	27.4
2025	19.6
2026	13.5
2027 and thereafter	25.9